Quarterly Report
September 30, 2023
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
VMC-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 4.0%
Howmet Aerospace, Inc.	102,973	$4,762,501
KBR, Inc.	93,383	5,503,994
L3Harris Technologies, Inc.	15,129	2,634,262
Leidos Holdings, Inc.	51,827	4,776,376
		$17,677,133
Airlines – 0.9%
Alaska Air Group, Inc. (a)	37,513	$1,390,982
Delta Air Lines, Inc.	66,816	2,472,192
		$3,863,174
Apparel Manufacturers – 1.6%
PVH Corp.	36,330	$2,779,608
Skechers USA, Inc., “A” (a)	63,337	3,100,346
VF Corp.	73,516	1,299,028
		$7,178,982
Automotive – 2.3%
Aptiv PLC (a)	21,804	$2,149,657
Lear Corp.	19,854	2,664,407
LKQ Corp.	107,483	5,321,483
		$10,135,547
Biotechnology – 0.4%
Biogen, Inc. (a)	7,063	$1,815,262
Brokerage & Asset Managers – 3.1%
Cboe Global Markets, Inc.	16,928	$2,644,323
Evercore Partners, Inc.	24,899	3,433,074
Invesco Ltd.	98,313	1,427,505
Raymond James Financial, Inc.	46,545	4,674,514
TPG, Inc.	58,277	1,755,303
		$13,934,719
Business Services – 1.0%
Amdocs Ltd.	25,350	$2,141,821
Global Payments, Inc.	21,505	2,481,462
		$4,623,283
Chemicals – 0.9%
Eastman Chemical Co.	50,111	$3,844,516
Computer Software – 0.7%
Check Point Software Technologies Ltd. (a)	13,381	$1,783,420
Dun & Bradstreet Holdings, Inc.	137,577	1,374,394
		$3,157,814
Computer Software - Systems – 1.2%
Seagate Technology Holdings PLC	29,330	$1,934,314
Verint Systems, Inc. (a)	33,454	769,107
Zebra Technologies Corp., “A” (a)	11,439	2,705,667
		$5,409,088

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 4.9%
Essex Property Trust, Inc., REIT	13,865	$2,940,628
Fortune Brands Innovations, Inc.	33,164	2,061,474
Masco Corp.	74,476	3,980,742
Mid-America Apartment Communities, Inc., REIT	12,180	1,566,957
Stanley Black & Decker, Inc.	29,993	2,506,815
Toll Brothers, Inc.	73,523	5,437,761
Vulcan Materials Co.	16,219	3,276,563
		$21,770,940
Consumer Products – 1.5%
International Flavors & Fragrances, Inc.	39,762	$2,710,575
Kenvue, Inc.	101,625	2,040,630
Newell Brands, Inc.	207,828	1,876,687
		$6,627,892
Consumer Services – 0.2%
Avis Budget Group, Inc. (a)	5,166	$928,279
Containers – 2.8%
Avery Dennison Corp.	16,796	$3,068,125
Crown Holdings, Inc.	30,920	2,735,802
Graphic Packaging Holding Co.	153,127	3,411,670
WestRock Co.	92,138	3,298,540
		$12,514,137
Electrical Equipment – 2.9%
Berry Global, Inc.	56,923	$3,524,103
Johnson Controls International PLC	78,387	4,170,972
Sensata Technologies Holding PLC	64,368	2,434,398
TE Connectivity Ltd.	24,495	3,025,867
		$13,155,340
Electronics – 4.1%
Corning, Inc.	88,212	$2,687,820
Flex Ltd. (a)	162,524	4,384,897
Marvell Technology, Inc.	53,814	2,912,952
NXP Semiconductors N.V.	22,717	4,541,583
ON Semiconductor Corp. (a)	41,209	3,830,376
		$18,357,628
Energy - Independent – 5.6%
Chesapeake Energy Corp.	40,623	$3,502,921
Devon Energy Corp.	66,598	3,176,725
Diamondback Energy, Inc.	27,693	4,289,092
Hess Corp.	39,278	6,009,534
Pioneer Natural Resources Co.	18,940	4,347,677
Valero Energy Corp.	27,124	3,843,742
		$25,169,691
Energy - Renewables – 0.6%
AES Corp.	176,279	$2,679,441
Engineering - Construction – 0.8%
Quanta Services, Inc.	18,679	$3,494,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.2%
Coca-Cola Europacific Partners PLC	52,510	$3,280,825
Ingredion, Inc.	45,486	4,475,822
J.M. Smucker Co.	17,314	2,128,064
		$9,884,711
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	120,843	$2,749,178
Gaming & Lodging – 1.3%
Hyatt Hotels Corp.	23,299	$2,471,558
International Game Technology PLC	103,404	3,135,209
		$5,606,767
General Merchandise – 0.5%
Dollar General Corp.	20,597	$2,179,163
Insurance – 9.4%
American International Group, Inc.	58,473	$3,543,464
Arthur J. Gallagher & Co.	26,991	6,152,059
Assurant, Inc.	37,151	5,334,140
Cincinnati Financial Corp.	19,845	2,029,945
Corebridge Financial, Inc.	109,243	2,157,549
Equitable Holdings, Inc.	153,240	4,350,484
Everest Group Ltd.	9,277	3,447,982
Hanover Insurance Group, Inc.	13,404	1,487,576
Hartford Financial Services Group, Inc.	87,089	6,175,481
Voya Financial, Inc.	54,582	3,626,974
Willis Towers Watson PLC	18,327	3,829,610
		$42,135,264
Leisure & Toys – 2.1%
Brunswick Corp.	46,503	$3,673,737
Electronic Arts, Inc.	19,737	2,376,335
Mattel, Inc. (a)	151,794	3,344,022
		$9,394,094
Machinery & Tools – 5.6%
Eaton Corp. PLC	21,327	$4,548,623
Ingersoll Rand, Inc.	58,209	3,709,077
ITT, Inc.	32,585	3,190,397
PACCAR, Inc.	56,324	4,788,666
Regal Rexnord Corp.	26,476	3,782,891
Wabtec Corp.	45,824	4,869,717
		$24,889,371
Major Banks – 0.9%
Regions Financial Corp.	161,206	$2,772,743
State Street Corp.	20,472	1,370,805
		$4,143,548
Medical & Health Technology & Services – 3.1%
Cencora, Inc.	28,165	$5,068,855
ICON PLC (a)	11,837	2,914,861
Laboratory Corp. of America Holdings	11,262	2,264,225
Universal Health Services, Inc.	30,121	3,787,114
		$14,035,055

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.8%
Agilent Technologies, Inc.	19,412	$2,170,650
Maravai Lifesciences Holdings, Inc., “A” (a)	50,621	506,210
Revvity, Inc.	17,680	1,957,176
STERIS PLC	12,950	2,841,489
Teleflex, Inc.	9,720	1,909,105
Zimmer Biomet Holdings, Inc.	27,971	3,138,906
		$12,523,536
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	16,362	$1,733,227
Natural Gas - Pipeline – 1.6%
Plains GP Holdings LP	203,206	$3,275,681
Targa Resources Corp.	46,676	4,001,066
		$7,276,747
Network & Telecom – 0.8%
Motorola Solutions, Inc.	13,969	$3,802,921
Oil Services – 1.1%
Halliburton Co.	74,357	$3,011,459
TechnipFMC PLC	101,604	2,066,625
		$5,078,084
Other Banks & Diversified Financials – 3.7%
Columbia Banking System, Inc.	104,433	$2,119,990
East West Bancorp, Inc.	32,709	1,724,091
M&T Bank Corp.	32,509	4,110,763
Northern Trust Corp.	41,988	2,917,326
Prosperity Bancshares, Inc.	35,180	1,920,125
SLM Corp.	196,068	2,670,446
Zions Bancorporation NA	32,750	1,142,648
		$16,605,389
Pharmaceuticals – 0.4%
Organon & Co.	91,562	$1,589,516
Pollution Control – 1.1%
GFL Environmental, Inc.	74,879	$2,378,157
Republic Services, Inc.	18,530	2,640,710
		$5,018,867
Railroad & Shipping – 0.5%
Norfolk Southern Corp.	12,293	$2,420,860
Real Estate – 5.7%
Brixmor Property Group, Inc., REIT	138,578	$2,879,651
Extra Space Storage, Inc., REIT	36,148	4,394,874
Host Hotels & Resorts, Inc., REIT	153,065	2,459,754
Jones Lang LaSalle, Inc. (a)	14,101	1,990,779
Spirit Realty Capital, Inc., REIT	50,390	1,689,577
STAG Industrial, Inc., REIT	60,739	2,096,103
Sun Communities, Inc., REIT	26,887	3,181,808
VICI Properties, Inc., REIT	146,669	4,268,068
W.P. Carey, Inc., REIT	47,979	2,594,704
		$25,555,318

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.1%
Aramark	90,545	$3,141,911
U.S. Foods Holding Corp. (a)	67,881	2,694,876
Wendy's Co.	165,736	3,382,672
		$9,219,459
Specialty Chemicals – 3.5%
Ashland, Inc.	35,870	$2,929,862
Axalta Coating Systems Ltd. (a)	72,289	1,944,574
Corteva, Inc.	77,814	3,980,964
Dow, Inc.	44,092	2,273,383
DuPont de Nemours, Inc.	61,861	4,614,212
		$15,742,995
Specialty Stores – 0.7%
Ross Stores, Inc.	25,880	$2,923,146
Telecommunications - Wireless – 0.6%
Liberty Broadband Corp. (a)	28,854	$2,634,947
Trucking – 1.4%
Knight-Swift Transportation Holdings, Inc.	39,207	$1,966,231
XPO Logistics, Inc. (a)	54,702	4,084,051
		$6,050,282
Utilities - Electric Power – 6.2%
CenterPoint Energy, Inc.	104,934	$2,817,478
CMS Energy Corp.	59,779	3,174,863
Edison International	38,534	2,438,817
Eversource Energy	38,989	2,267,210
PG&E Corp. (a)	417,634	6,736,436
Pinnacle West Capital Corp.	45,209	3,330,999
Public Service Enterprise Group, Inc.	67,380	3,834,596
Sempra Energy	48,268	3,283,672
		$27,884,071
Total Common Stocks		$437,413,663
Preferred Stocks – 0.4%
Consumer Products – 0.4%
Henkel AG & Co. KGaA	27,093	$1,933,692
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 5.4% (v)	9,535,488	$9,537,395

Other Assets, Less Liabilities – (0.3)%		(1,354,297)
Net Assets – 100.0%		$447,530,453
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,537,395 and $439,347,355, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$429,971,261	$—	$—	$429,971,261
United Kingdom	3,280,825	—	—	3,280,825
Canada	2,378,157	—	—	2,378,157
Germany	—	1,933,692	—	1,933,692
Israel	1,783,420	—	—	1,783,420
Mutual Funds	9,537,395	—	—	9,537,395
Total	$446,951,058	$1,933,692	$—	$448,884,750
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,633,336	$68,670,060	$61,767,568	$499	$1,068	$9,537,395
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$286,126	$—